UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

WESTERN ASSET EMERGING MARKETS

DEBT PORTFOLIO

FORM N-Q

MAY 31, 2009

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2009

FACE AMOUNT†	SECURITY	VALUE
CORPORATE BONDS & NOTES - 50.6%
Brazil - 6.2%
100,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	$93,200
179,000	GTL Trade Finance Inc., Senior Notes, 7.250% due 10/20/17 (a)	172,735
100,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	99,250
500,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	453,231

	Total Brazil	818,416

Chile - 0.8%
102,000	Enersis SA, Notes, 7.375% due 1/15/14	110,006

China - 0.7%
100,000	Galaxy Entertainment Finance Co. Ltd., Senior Notes, 7.323% due 12/15/10 (a)(b)	89,500

Colombia - 1.4%
180,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	185,400

India - 0.6%
100,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)	74,068

Kazakhstan - 4.1%
230,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	151,800
100,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	59,000
320,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	292,800
200,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	42,000

	Total Kazakhstan	545,600

Mexico - 13.4%
150,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	145,931
	Axtel SAB de CV, Senior Notes:
10,000	11.000% due 12/15/13	9,500
255,000	7.625% due 2/1/17 (a)	192,525
150,000	7.625% due 2/1/17 (a)	112,875
50,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(b)	41,734
1,183,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	1,100,764
160,000	Petroleos Mexicanos, 8.000% due 5/3/19 (a)	175,680

	Total Mexico	1,779,009

Russia - 18.9%
	Evraz Group SA, Notes:
220,000	8.875% due 4/24/13 (a)	176,000
100,000	8.875% due 4/24/13 (a)	80,825
100,000	Gaz Capital SA, Senior Notes, 8.146% due 4/11/18 (a)	93,000
180,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)	150,300
520,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)	537,550
	RSHB Capital, Loan Participation Notes:
330,000	Secured Notes, 7.125% due 1/14/14 (a)	315,285
	Senior Secured Notes:
180,000	7.175% due 5/16/13 (a)	173,250
339,000	6.299% due 5/15/17 (a)	293,235
	TNK-BP Finance SA, Senior Notes:
360,000	7.500% due 7/18/16 (a)	300,600
100,000	7.500% due 7/18/16 (a)	85,250
100,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	83,250

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†		SECURITY	VALUE
Russia - 18.9% (continued)
240,000		Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13 (a)	$220,765

		Total Russia	2,509,310

Thailand - 1.7%
300,000		True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	217,500

United Kingdom - 2.8%
8,815,000	RUB	HSBC Bank PLC, Credit-Linked Notes, (Russian Agricultural Bank), 8.900% due 12/20/10	134,356
240,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	234,000

		Total United Kingdom	368,356

		TOTAL CORPORATE BONDS & NOTES (Cost - $7,393,690)	6,697,165

SOVEREIGN BONDS - 38.2%
Argentina - 1.5%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03 (c)	37,072
452,000	DEM	7.000% due 3/18/04 (c)	42,414
154,000	DEM	11.250% due 4/10/06 (c)	15,007
240,000		Bonds, 7.000% due 9/12/13	104,820
		GDP Linked Securities:
174,522	ARS	0.000% due 12/15/35 (b)	1,925
40,000	EUR	0.000% due 12/15/35 (b)	1,468
5,000		0.000% due 12/15/35 (b)	163

		Total Argentina	202,869

Brazil - 7.9%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	510
1,132,000	BRL	10.000% due 7/1/10	578,359
946,000	BRL	10.000% due 1/1/12	471,978

		Total Brazil	1,050,847

Colombia - 3.4%
		Republic of Colombia:
292,000		7.375% due 9/18/37	297,402
140,000		Senior Notes, 7.375% due 3/18/19	149,100

		Total Colombia	446,502

Gabon - 1.0%
143,000		Gabonese Republic, 8.200% due 12/12/17 (a)	127,270

Indonesia - 1.0%
1,528,000,000	IDR	Republic of Indonesia, 10.250% due 7/15/27	136,459

Panama - 4.0%
		Republic of Panama:
79,000		7.250% due 3/15/15	85,123
237,000		9.375% due 4/1/29	293,880
154,000		6.700% due 1/26/36	148,610

		Total Panama	527,613

Peru - 1.9%
220,000		Republic of Peru, Global Senior Bonds, 8.375% due 5/3/16	254,760

Russia - 4.5%
592,320		Russian Federation, 7.500% due 3/31/30 (a)	596,762

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT†	SECURITY	VALUE
Turkey - 7.7%
1,125,000	Republic of Turkey, Notes, 6.875% due 3/17/36	$1,023,750
Venezuela - 5.3%
	Bolivarian Republic of Venezuela:
1,178,000	5.750% due 2/26/16 (a)	656,735
73,000	Collective Action Securities, 9.375% due 1/13/34	42,705
	Total Venezuela	699,440
	TOTAL SOVEREIGN BONDS (Cost - $5,554,925)	5,066,272
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $12,948,615)	11,763,437
SHORT-TERM INVESTMENT - 5.4%
Repurchase Agreement - 5.4%
711,000	Morgan Stanley tri-party repurchase agreement dated 5/29/09, 0.110% due 6/1/09; Proceeds at maturity - $711,007; (Fully collateralized by U.S. government agency obligation, 5.000% due 6/11/09; Market value - $743,048) (Cost - $711,000)	711,000
	TOTAL INVESTMENTS - 94.2% (Cost - $13,659,615#)	12,474,437
	Other Assets in Excess of Liabilities - 5.8%	774,623
	TOTAL NET ASSETS - 100.0%	$13,249,060

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(c)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
DEM	— German Mark
EUR	— Euro
GDP	— Gross Domestic Product
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Portfolio (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$12,474,437	—	$12,474,437	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES
Balance as of February 28, 2009	$119,956
Accrued premiums/discounts	—
Realized gain (loss)	44,030	(1)
Change in unrealized appreciation (depreciation)	(21,907	)(2)
Net purchases (sales)	(44,030)
Transfers in and/or out of level 3	(98,049)

Balance as of May 31, 2009	—

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	—

(1)	This amount is included in net realized gain (loss) from investment.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$642,113
Gross unrealized depreciation	(1,827,291)

Net unrealized depreciation	$(1,185,178)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At May 31, 2009, the Fund did not hold any derivative instruments.

4. Recent Accounting Pronouncement

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	July 24, 2009